Share based payment reserve (Tables)	12 Months Ended
Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of reserve for share based payments

	2022	2021
Balance at beginning of year	$5,680	$2,748
Share based compensation – expense	3,113	2,933
Transfer of reserve on exercise of options and other share-based awards	(1,968)	(1)
Balance at end of year	$6,825	$5,680

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41
Options exercised	(450,000)	CAD $0.42
Options expired	(1,565,000)	CAD $0.41
Balance – August 31, 2022	5,336,000	CAD $0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	2,454,000	2,454,000	October 11, 2026	4.1
CAD $0.43	2,782,000	2,782,000	September 29, 2026	4.1
CAD $0.35	100,000	100,000	January 2, 2027	4.3
CAD $0.41	5,336,000	5,336,000		4.1

(1)	Total represents weighted average.

Schedule of assumptions

Risk-free interest rate	3.35%
Expected life of stock options (in years)	3.8
Expected volatility of the share price	68.89%
Expected dividend yield	0.0

Schedule of restricted stock outstanding

Number of restricted share units
Balance – August 31, 2021	-
Granted	1,855,276
Balance – August 31, 2022	1,855,276

Stock Options [Member]
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	-	-
Balance – August 31, 2021	-	-
Options issued	7,375,000	USD $0.50
Balance – August 31, 2022	7,375,000	USD $0.50

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	1,475,000	August 17, 2027	5.0

The weighted average fair value of stock options granted in 2022 was $0.25.